Other financial liabilities designated at fair value (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Entity [Table]
Financial liabilities related to unit-linked investment contracts	$ 13,221	$ 21,466
Securities financing transactions	15,333	6,377
Over-the-counter debt instruments and other	1,684	2,231
Total other financial liabilities designated at fair value	30,237	30,074
UBS AG
Entity [Table]
Financial liabilities related to unit-linked investment contracts	13,221	21,466
Securities financing transactions	15,333	6,377
Over-the-counter debt instruments and other	1,684	2,231
Funding from UBS Group AG and its subsidiaries	1,796	2,340
Total other financial liabilities designated at fair value	$ 32,033	$ 32,414